COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of right-of-use assets and lease liabilities

		December 31,
Leases	Classification	2022	2021
Assets
Operating lease assets	Right-of-use lease asset, net(1)	$5,697	$6,585
Total leased assets		$5,697	$6,585

Liabilities
Current
Operating	Other accrued expenses	$2,923	$2,599
Noncurrent
Operating	Other long-term liabilities	3,063	4,160
Total lease liabilities		$5,986	$6,759

(1)	Operating right of-use lease assets are recorded net of accumulated amortization of $6.4 million and $5.2 million as of December 31, 2022 and 2021, respectively.

Schedule of lease components

		Year Ended December 31,
Lease Cost	Classification	2022	2021
Operating lease cost	General and administrative	$2,830	$3,007
Amortization of right of use assets	General and administrative	2,557	2,450
Interest on lease liabilities	General and administrative	388	500
Total lease cost		$5,775	$5,957

Schedule of Future minimum lease payments

2023	$2,930
2024	2,901
2025	579
2026	15
2027	-
Thereafter	-
Total lease payments	6,425
Less: Interest	(439)
Present value of lease liabilities	$5,986

Schedule of weighted average remaining lease term

Weighted Average Remaining Lease Term (Years)	December 31, 2022
Operating leases	2.2 years

Weighted Average Discount Rate
Operating leases	6.95%